Securities - Available-for-Sale Securities and Held-to-Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Investment Holdings [Line Items]
Available for sale, Amortized Cost		$ 14,694
Available for sale, Gross Unrealized Gains		705
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	3,599	15,399
Held to maturity, Amortized Cost	418,696	462,728
Held to maturity, Gross Unrealized Gains	9,252	17,133
Held to maturity, Gross Unrealized Losses	6,884	522
Held to maturity, Fair Value	421,064	479,339
Debt Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	119,919	119,916
Held to maturity, Gross Unrealized Gains	1,780	2,558
Held to maturity, Gross Unrealized Losses	152	12
Held to maturity, Fair Value	121,547	122,462
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost		5,000
Available for sale, Gross Unrealized Gains		4
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value		5,004
Held to maturity, Amortized Cost	69,938	69,999
Held to maturity, Gross Unrealized Gains	244	607
Held to maturity, Gross Unrealized Losses	152	11
Held to maturity, Fair Value	70,030	70,595
Debt Securities [Member] | Corporate Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	49,981	49,917
Held to maturity, Gross Unrealized Gains	1,536	1,951
Held to maturity, Gross Unrealized Losses		1
Held to maturity, Fair Value	51,517	51,867
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost	3,425	9,694
Available for sale, Gross Unrealized Gains	174	701
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	3,599	10,395
Held to maturity, Amortized Cost	298,777	342,812
Held to maturity, Gross Unrealized Gains	7,472	14,575
Held to maturity, Gross Unrealized Losses	6,732	510
Held to maturity, Fair Value	299,517	356,877
Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost		4,838
Available for sale, Gross Unrealized Gains		387
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value		5,225
Held to maturity, Amortized Cost	79,158	106,346
Held to maturity, Gross Unrealized Gains	2,599	5,459
Held to maturity, Gross Unrealized Losses	1,407	125
Held to maturity, Fair Value	80,350	111,680
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost	3,425	4,856
Available for sale, Gross Unrealized Gains	174	314
Available for sale, Gross Unrealized Losses
Available for sale, Fair Value	3,599	5,170
Held to maturity, Amortized Cost	198,798	207,781
Held to maturity, Gross Unrealized Gains	3,560	7,118
Held to maturity, Gross Unrealized Losses	5,203	350
Held to maturity, Fair Value	197,155	214,549
Mortgage-Backed Securities [Member] | Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	20,821	28,685
Held to maturity, Gross Unrealized Gains	1,313	1,998
Held to maturity, Gross Unrealized Losses	122	35
Held to maturity, Fair Value	$ 22,012	$ 30,648